Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As discussed in the Executive Compensation disclosures above, the Board and the Compensation Committee have implemented an executive compensation program designed to link a substantial portion of each executive’s realized compensation to the achievement of the Company’s performance objectives as well as to align realized compensation with changes in the value of stockholders’ investments. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding the compensation of our NEOs and the Company’s performance.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO(1) ($)	COMPENSATION ACTUALLY PAID TO CEO(2) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs(3) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs(4) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON TOTAL SHAREHOLDER RETURN(5) ($)	NET INCOME(6) ($ IN THOUSANDS)
2023	$2,512,652	$3,621,182	$1,907,638	$2,527,876	$123.73	$32,650
2022	$6,459,924	$1,584,072	$3,949,907	$1,417,792	$49.06	$75,665
2021	$7,269,429	$7,153,061	$4,372,101	$4,287,059	$68.93	$52,735

Named Executive Officers, Footnote [Text Block]
(1)	Represents the amounts reported for Mr. Ho, our Chief Executive Officer (CEO), in the “Total” column of the Summary Compensation Table in each applicable year.

PEO Total Compensation Amount	$ 2,512,652	$ 6,459,924	$ 7,269,429
PEO Actually Paid Compensation Amount	$ 3,621,182	1,584,072	7,153,061
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Represents the amount of “compensation actually paid” to Mr. Ho, as computed in accordance with SEC rules and does not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the total compensation for Mr. Ho set forth in the Summary Compensation Table for each year to calculate the compensation actually paid. Equity values used in calculating the adjustments values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. There were inadvertent computational errors in the equity award adjustments included in our 2023 proxy statement. As such, we have corrected such adjustments as shown below for 2021 and 2022.

ADJUSTMENTS	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	$2,512,652	$6,459,924	$7,269,429
Less, value of “Stock Awards” reported in Summary Compensation Table	$—	$(4,210,000)	$(3,861,783)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$—	$—	$2,965,003
Plus, fair value as of the vesting date of equity awards granted and vested in the year	$—	$—	$780,412
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$1,160,111	$(581,672)	$—
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$(51,581)	$(84,180)	$—
Compensation Actually Paid	$3,621,182	$1,584,072	$7,153,061

Non-PEO NEO Average Total Compensation Amount	$ 1,907,638	3,949,907	4,372,101
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,527,876	1,417,792	4,287,059
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	Represents the average of the amounts reported for the NEOs as a group, excluding Mr. Ho as CEO, in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023 and 2022, Messrs. Forsum and Porter and (ii) for 2021, Mr. Forsum and Franco Tenerelli.
(4)	Represents the average amount of “compensation actually paid” to the NEOs as a group, excluding Mr. Ho, as computed in accordance with SEC rules and does not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the average total compensation set forth in the Summary Compensation Table for each year to calculate the compensation actually paid. Equity values used in calculating the adjustments values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. There were inadvertent computational errors in the equity award adjustments included in our 2023 proxy statement. As such, we have corrected such adjustments as shown below for 2021 and 2022.

ADJUSTMENTS	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	$1,907,638	$3,949,907	$4,372,101
Less, value of “Stock Awards” reported in Summary Compensation Table	$(149,791)	$(2,252,548)	$(1,926,074)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$179,943	$36,520	$1,529,221
Plus, fair value as of the vesting date of equity awards granted and vested in the year	$—	$—	$311,811
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$608,675	$(279,614)	$—
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$(18,589)	$(36,472)	$—
Compensation Actually Paid to Mr. Ho	$2,527,876	$1,417,792	$4,287,059

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
COMPENSATION ACTUALLY PAID AND TSR

Compensation Actually Paid vs. Net Income [Text Block]
COMPENSATION ACTUALLY PAID AND NET INCOME

Total Shareholder Return Amount	$ 123.73	49.06	68.93
Net Income (Loss) Attributable to Parent	$ 32,650	$ 75,665	$ 52,735
PEO Name	Mr. Ho	Mr. Ho	Mr. Ho
P E O Less Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (4,210,000)	$ (3,861,783)
P E O Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	2,965,003
P E O Plus Fair Value As Of The Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	780,412
P E O Plus Less Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,160,111	(581,672)	0
P E O Plus Less Change In Fair Value From Prior Year End To Vesting Date Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,581)	(84,180)	0
Non P E O N E O Less Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(149,791)	(2,252,548)	(1,926,074)
Non P E O N E O Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	179,943	36,520	1,529,221
Non P E O N E O Plus Fair Value As Of The Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	311,811
Non P E O N E O Plus Less Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	608,675	(279,614)	0
Non P E O N E O Plus Less Change In Fair Value From Prior Year End To Vesting Date Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (18,589)	$ (36,472)	$ 0